Exhibit 99.1

World Omni Auto Receivables Trust 2020-C
Monthly Servicer Certificate
February 28, 2022

Dates Covered
Collections Period	02/01/22 - 02/28/22
Interest Accrual Period	02/15/22 - 03/14/22
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/22	658,872,640.50	32,925
Yield Supplement Overcollateralization Amount 01/31/22	21,097,735.15	0
Receivables Balance 01/31/22	679,970,375.65	32,925
Principal Payments	27,488,481.66	670
Defaulted Receivables	193,936.86	10
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/22	19,898,114.98	0
Pool Balance at 02/28/22	632,389,842.15	32,245

Pool Statistics	$ Amount	# of Accounts
Pool Factor	49.48%
Prepayment ABS Speed	1.47%
Aggregate Starting Principal Balance	1,318,405,815.29	46,124

Delinquent Receivables:
Past Due 31-60 days	4,276,389.92	187
Past Due 61-90 days	1,458,544.33	60
Past Due 91-120 days	128,945.91	5
Past Due 121+ days	0.00	0
Total	5,863,880.16	252

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.90%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.24%
Delinquency Trigger Occurred	NO

Recoveries	217,102.70
Aggregate Net Losses/(Gains) - February 2022	-23,165.84
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.04%
Prior Net Losses/(Gains) Ratio	0.54%
Second Prior Net Losses/(Gains) Ratio	0.06%
Third Prior Net Losses/(Gains) Ratio	0.07%
Four Month Average	0.16%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.23%

Overcollateralization Target Amount	7,272,483.18
Actual Overcollateralization	7,272,483.18
Weighted Average Contract Rate	3.94%
Weighted Average Contract Rate, Yield Adjusted	5.69%
Weighted Average Remaining Term	46.56

Flow of Funds	$ Amount
Collections	29,838,826.59
Investment Earnings on Cash Accounts	321.08
Servicing Fee	(566,641.98)
Transfer to Collection Account	-
Available Funds	29,272,505.69

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	241,243.71
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	27,383.25
(5) Noteholders' Second Priority Principal Distributable Amount	5,762.98
(6) Class C Interest	21,892.50
(7) Noteholders' Third Priority Principal Distributable Amount	18,900,000.00
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	7,272,483.18
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	2,803,740.07

Total Distributions of Available Funds	29,272,505.69

Servicing Fee	566,641.98
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,199,070,000.00
Original Class B	37,770,000.00
Original Class C	18,900,000.00

Total Class A, B, & C
Note Balance @ 02/15/22	651,295,605.13
Principal Paid	26,178,246.16
Note Balance @ 03/15/22	625,117,358.97

Class A-1
Note Balance @ 02/15/22	0.00
Principal Paid	0.00
Note Balance @ 03/15/22	0.00
Note Factor @ 03/15/22	0.0000000%

Class A-2
Note Balance @ 02/15/22	73,295,605.13
Principal Paid	26,178,246.16
Note Balance @ 03/15/22	47,117,358.97
Note Factor @ 03/15/22	10.0734081%

Class A-3
Note Balance @ 02/15/22	416,710,000.00
Principal Paid	0.00
Note Balance @ 03/15/22	416,710,000.00
Note Factor @ 03/15/22	100.0000000%

Class A-4
Note Balance @ 02/15/22	104,620,000.00
Principal Paid	0.00
Note Balance @ 03/15/22	104,620,000.00
Note Factor @ 03/15/22	100.0000000%

Class B
Note Balance @ 02/15/22	37,770,000.00
Principal Paid	0.00
Note Balance @ 03/15/22	37,770,000.00
Note Factor @ 03/15/22	100.0000000%

Class C
Note Balance @ 02/15/22	18,900,000.00
Principal Paid	0.00
Note Balance @ 03/15/22	18,900,000.00
Note Factor @ 03/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	290,519.46
Total Principal Paid	26,178,246.16
Total Paid	26,468,765.62

Class A-1
Coupon	0.20684%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	21,377.88
Principal Paid	26,178,246.16
Total Paid to A-2 Holders	26,199,624.04

Class A-3
Coupon	0.48000%
Interest Paid	166,684.00
Principal Paid	0.00
Total Paid to A-3 Holders	166,684.00

Class A-4
Coupon	0.61000%
Interest Paid	53,181.83
Principal Paid	0.00
Total Paid to A-4 Holders	53,181.83

Class B
Coupon	0.87000%
Interest Paid	27,383.25
Principal Paid	0.00
Total Paid to B Holders	27,383.25

Class C
Coupon	1.39000%
Interest Paid	21,892.50
Principal Paid	0.00
Total Paid to C Holders	21,892.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2313532
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.8468681
Total Distribution Amount	21.0782213

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0457046
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	55.9675165
Total A-2 Distribution Amount	56.0132211

A-3 Interest Distribution Amount	0.4000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.4000000

A-4 Interest Distribution Amount	0.5083333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5083333

B Interest Distribution Amount	0.7250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7250000

C Interest Distribution Amount	1.1583333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.1583333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.22
Noteholders' Third Priority Principal Distributable Amount	721.97
Noteholders' Principal Distributable Amount	277.81

Account Balances	$ Amount
Reserve Account
Balance as of 02/15/22	12,588,844.52
Investment Earnings	252.03
Investment Earnings Paid	(252.03)
Deposit/(Withdrawal)	-
Balance as of 03/15/22	12,588,844.52
Change	-

Required Reserve Amount	12,588,844.52

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,735,675.94	$2,806,718.04	$3,635,166.81
Number of Extensions	67	110	140
Ratio of extensions to Beginning of Period Receivables Balance	0.26%	0.40%	0.49%